Leases - Future minimum lease payments (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Leases
2021	$ 16,144,754
2022	32,164,805
2023	43,722,900
2024	29,888,892
2025	81,557,060
2026 - 2030	83,549,244
Finance lease obligations	287,027,655	$ 231,780,842
Amounts representing interest and deferred finance fees	(50,447,956)	(34,076,458)
Finance lease obligations, net of interest and deferred finance fees	$ 236,579,699	$ 197,704,384